Valuation adjustments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments to actuarial liabilities – Employee benefits	R$ (329)	R$ (340)	R$ (343)
Subsidiary and jointly controlled entity
Adjustments to actuarial liabilities – Employee benefits	(2,433)	(2,660)	(2,650)
Deemed cost of PP&E	554	569	586
Total	(1,879)	(2,091)	(2,064)
Valuation adjustments	R$ (2,208)	R$ (2,431)	R$ (2,407)